ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Brazil — 2.0%
Consumer Discretionary — 2.0%
MercadoLibre*	4,436	$8,330,586

Canada — 1.9%
Information Technology — 1.9%
Shopify, Cl A*	68,662	8,043,753

China — 4.6%
Consumer Discretionary — 4.6%
Alibaba Group Holding ADR	78,060	9,542,835
JD.com ADR	290,487	9,588,976
		19,131,811

Germany — 1.7%
Information Technology — 1.7%
Infineon Technologies	97,129	6,891,728

Japan — 1.1%
Communication Services — 1.1%
SoftBank Group	141,400	4,671,151

Netherlands — 3.8%
Information Technology — 3.8%
ASML Holding, Cl G	5,168	8,418,672
Nebius Group, Cl A*	39,785	7,575,462
		15,994,134

Taiwan — 5.4%
Information Technology — 5.4%
Global Unichip	55,824	6,572,305
MediaTek	63,612	6,997,143
Taiwan Semiconductor Manufacturing	120,804	9,064,318
		22,633,766

United Kingdom — 1.3%
Information Technology — 1.3%
Raspberry PI Holdings PLC*	603,141	5,332,718

United States — 77.9%
Communication Services — 5.8%
Alphabet, Cl A	26,163	9,317,429
Meta Platforms, Cl A	15,610	8,690,243
Spotify Technology*	12,613	6,305,743
		24,313,415

Consumer Discretionary — 3.7%
Amazon.com*	37,234	10,112,010
Tesla*	17,507	5,448,353
		15,560,363

Financials — 3.5%
Block, Cl A*	90,554	7,356,607
Description	Shares	Fair Value
United States — continued
Financials — continued
Robinhood Markets, Cl A*	81,846	$7,084,590
		14,441,197

Health Care — 6.3%
Ginkgo Bioworks Holdings*	355,179	2,873,398
Illumina*	42,178	8,650,708
Tempus AI, Cl A*	203,533	8,928,993
Veracyte*	124,664	5,774,437
		26,227,536

Industrials — 1.6%
Verisk Analytics, Cl A	33,426	6,513,056

Information Technology — 57.0%
Advanced Micro Devices*	19,226	9,154,460
Ambarella*	141,180	12,141,480
Analog Devices	22,580	8,296,118
Arista Networks*	52,504	9,469,096
Astera Labs*	24,937	7,761,143
Autodesk*	37,319	8,740,110
Cerebras Systems, Cl A*	32,141	6,386,738
Cloudflare, Cl A*	36,238	10,109,677
Cognex	122,079	7,964,434
Credo Technology Group Holding*	38,219	7,910,951
Crowdstrike Holdings, Cl A*	49,418	9,431,919
Datadog, Cl A*	39,128	10,485,130
Elastic*	109,239	7,186,834
Everpure, Cl A*	121,588	9,382,946
International Business Machines	24,711	5,526,615
IonQ*	146,052	5,322,135
JFrog*	86,097	6,869,680
Lam Research	26,386	7,731,626
Lumentum Holdings*	10,271	7,332,878
Marvell Technology	33,668	6,314,770
Microsoft	18,976	8,818,527
MongoDB, Cl A*	21,168	7,143,777
NVIDIA	42,311	8,493,933
Palo Alto Networks*	32,608	10,820,313
Qualcomm	37,509	5,536,703
Samsara, Cl A*	254,927	9,501,129
Snowflake, Cl A*	31,972	9,376,748
Super Micro Computer*	171,364	4,866,737
Teradyne	23,974	8,815,000
		236,891,607

		323,947,174

Total Common Stock
(Cost $310,325,724)		414,976,821

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(A)	748,655	$748,655

Total Short-Term Investment
(Cost $748,655)		748,655

Total Investments - 99.9%
(Cost $311,074,379)		$415,725,476

Percentages are based on Net Assets of $416,095,179.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2026.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2600